Jan. 31, 2018

Ivy Funds

Supplement dated May 11, 2018 to the

Ivy Funds Prospectus

dated January 31, 2018

as supplemented February 6, 2018, February 26, 2018, April 12, 2018, April 13, 2018, April 30, 2018 and May 2, 2018

The following replaces the “Ivy Apollo Strategic Income Fund — Performance — Average Annual Total Returns — Indexes” table on page 10:

Indexes[1]	1 Year	Life of Class
50% Bloomberg Barclays Global Credit 1-10 Year Hedged Index + 50% ICE BofAML US High Yield Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on 10-01-2015)	6.02%	7.35%
50% Bloomberg Barclays Multiverse Index + 50% ICE BofAML US High Yield Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on 10-01-2015)	7.60%	7.04%
Bloomberg Barclays Global Credit 1-10 Year Hedged Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on 10-01-2015)	4.58%	4.78%
Bloomberg Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on 10-01-2015)	7.68%	4.22%
ICE BofAML US High Yield Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on 10-01-2015)	7.48%	9.84%
Lipper Multi-Sector Income Funds Universe Average (net of fees and expenses) (Life of Class index comparison begins on 10-01-2015)	6.09%	5.54%

[1]	Effective immediately, the Fund’s blended benchmark changed from 50% Bloomberg Barclays Multiverse Index + 50% ICE BofAML US High Yield Index to 50% Bloomberg Barclays Global Credit 1-10 Year Hedged Index + 50% ICE BofAML US High Yield Index, and the Bloomberg Barclays Multiverse Index component changed to the Bloomberg Barclays Global Credit 1-10 Year Hedged Index component. IICO believes that the blended benchmark of 50% Bloomberg Barclays Global Credit 1-10 Year Hedged Index + 50% ICE BofAML US High Yield Index and the Bloomberg Barclays Global Credit 1-10 Year Hedged Index component are more reflective of the types of securities in which the Fund invests than the prior blended benchmark and benchmark component. The prior blended benchmark and benchmark component will be shown in the Fund’s prospectus for a period of one year for comparison purposes.